Quarterly Financial Information	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Quarterly Financial Information (unaudited)

Summarized quarterly financial data for the years ended December 31, 2015 and 2014 are as follows (in thousands, except per share data):

	March 31	June 30	September 30	December 31
2015:
Total revenue	$99,436	$101,258	$108,335	$111,988
Net income attributable to EPR Properties	42,821	48,766	50,195	52,750
Net income available to common shareholders of EPR Properties	36,869	42,814	44,244	46,799
Basic net income per common share	0.65	0.75	0.76	0.78
Diluted net income per common share	0.64	0.75	0.76	0.78

	March 31	June 30	September 30	December 31
2014:
Total revenue	$89,857	$91,787	$98,738	$104,669
Net income attributable to EPR Properties	43,533	40,760	42,705	52,635
Net income available to common shareholders of EPR Properties	37,581	34,808	36,753	46,684
Basic net income per common share	0.72	0.65	0.68	0.82
Diluted net income per common share	0.71	0.65	0.68	0.81

During the three months ended December 31, 2014, the Company received a $5.0 million prepayment fee from a borrower which is included in mortgage and other financing income in the accompanying consolidated statements of income for the year ended December 31, 2014.